Schedule of expected future minimum lease payments (Details) $ in Thousands	Mar. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Minimum lease payments, net	$ 525
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net	525
1 - 5 years [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net
Later than five years [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net